Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MET INVESTORS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2013
Oppenheimer Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Oppenheimer Global Equity Portfolio (formerly, Met/Templeton Growth Portfolio) PORTFOLIO SUMMARY:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). If Contract expenses were reflected, the fees and expenses in the table and Example would be higher. See the Contract prospectus for a description of those fees, expenses and charges.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	OppenheimerFunds, Inc. (“Oppenheimer”), subadviser to the Portfolio, invests under normal circumstances at least 80% of the Portfolio’s assets in equity securities (primarily common stock) of U.S. and foreign-based companies. Equity securities also include preferred stocks and securities convertible into common or preferred stocks. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Portfolio currently emphasizes its investments in developed markets such as the United States, Western European countries and Japan. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

The Portfolio is not required to allocate its investments in any set percentages in any particular country. The Portfolio normally will invest in at least three countries (one of which may be the United States). Typically, the Portfolio invests in a number of different countries.

The Portfolio may also invest in derivatives, forward commitments, and when-issued and delayed delivery securities.

Stock Selection

In selecting securities for the Portfolio, Oppenheimer looks primarily for foreign and U.S. companies with high growth potential. Oppenheimer uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and industry position. Oppenheimer evaluates factors affecting particular industries, market trends and general economic conditions.

Oppenheimer considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. Oppenheimer currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:
  Growth oriented companies.
  Companies that stand to benefit from global growth trends at attractive valuations
  Companies with strong competitive positions and high demand for their products or services.
  Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.
		In applying these and other selection criteria, Oppenheimer considers the effect of worldwide trends on the growth of various business sectors. The trends, or global “themes,” currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return, the price of the Portfolio’s shares or the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates and investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Market Capitalization Risk.    Investing primarily in issuers in one market capitalization category (large, medium or small) carries the risk that due to current market conditions that category may be out of favor with investors. Larger, more established companies may be unable to respond quickly to new competitive challenges or attain the high growth rate of successful smaller companies. Stocks of smaller companies may be more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. In addition, there is typically less publicly available information about small capitalization companies, and their stocks may have a more limited trading market than stocks of larger companies.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Convertible Securities Risk.    Investments in convertible securities may be subject to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy), interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise) and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.

		Forward Commitment, When-Issued and Delayed Delivery Securities Risk. Investments in forward commitments and when-issued and delayed delivery securities are subject to the risk that the value or yield of the securities the Portfolio is obligated to purchase may decline below the agreed upon purchase price or expected yield before the securities are actually issued or delivered. These investments may create a form of investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns. Effective April 29, 2013, Oppenheimer became the subadviser to the Portfolio. The historical performance shown for the Portfolio from May 1, 2005 to April 29, 2013 is the performance of the Portfolio’s predecessor fund, the Oppenheimer Global Equity Portfolio of the Metropolitan Series Fund (the “MSF Predecessor Fund”) managed by Oppenheimer using the same investment objective and strategies as the Portfolio. The historical performance shown for the Portfolio prior to May 1, 2005 is the performance of the MSF Predecessor Fund when it was managed by a former subadviser using different investment objectives and strategies.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below shows the volatility of the Portfolio’s returns from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past returns are not a prediction of future returns.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return for Class A Shares as of December 31 of Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter	2nd — 2009	23.32%
Lowest Quarter	4th — 2008	-21.80%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2012
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In the future, the Portfolio’s performance will be compared to the MSCI All Country World Index instead of the MSCI World Index. The Subadviser believes that the MSCI All Country World Index better reflects the universe of securities in which the Portfolio invests.
Oppenheimer Global Equity Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	76
3 Years	rr_ExpenseExampleYear03	242
5 Years	rr_ExpenseExampleYear05	422
10 Years	rr_ExpenseExampleYear10	943
2003	rr_AnnualReturn2003	30.45%
2004	rr_AnnualReturn2004	16.42%
2005	rr_AnnualReturn2005	16.22%
2006	rr_AnnualReturn2006	16.59%
2007	rr_AnnualReturn2007	6.49%
2008	rr_AnnualReturn2008	(40.37%)
2009	rr_AnnualReturn2009	40.31%
2010	rr_AnnualReturn2010	16.23%
2011	rr_AnnualReturn2011	(8.24%)
2012	rr_AnnualReturn2012	21.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.80%)
1 Year	rr_AverageAnnualReturnYear01	21.52%
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	9.04%
Since Inception	rr_AverageAnnualReturnSinceInception
Oppenheimer Global Equity Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	321
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	1,239
1 Year	rr_AverageAnnualReturnYear01	21.17%
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 26, 2004
Oppenheimer Global Equity Portfolio | Class E
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Net Operating Expenses	rr_NetExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	289
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	1,122
1 Year	rr_AverageAnnualReturnYear01	21.35%
5 Years	rr_AverageAnnualReturnYear05	1.47%
10 Years	rr_AverageAnnualReturnYear10	8.88%
Since Inception	rr_AverageAnnualReturnSinceInception
Oppenheimer Global Equity Portfolio | MSCI World Index (Indices reflect no deduction for mutual fund fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.83%
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
10 Years	rr_AverageAnnualReturnYear10	7.51%
Since Inception	rr_AverageAnnualReturnSinceInception
Oppenheimer Global Equity Portfolio | MSCI All Country World Index (Indices reflect no deduction for mutual fund fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.13%	[2]
5 Years	rr_AverageAnnualReturnYear05	(1.16%)	[2]
10 Years	rr_AverageAnnualReturnYear10	8.11%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[2]

[1]	Restated to reflect that MetLife Advisers, LLC has contractually agreed, for the period April 29, 2013 through April 30, 2014, to reduce the management fee for each Class of the Portfolio to the annual rate of 0.700% of the first $100 million of the Portfolio's average daily net assets, 0.680% of such assets over $100 million up to $250 million, 0.670% of such assets over $250 million up to $462.5 million, 0.630% of such assets over $462.5 million up to $550 million, 0.590% of such assets over $550 million up to $1.05 billion and 0.565% of such assets over $1.05 billion. This arrangement may be modified or discontinued prior to April 30, 2014, only with the approval of the Board of Trustees of the Portfolio.
[2]	In the future, the Portfolio's performance will be compared to the MSCI All Country World Index instead of the MSCI World Index. The Subadviser believes that the MSCI All Country World Index better reflects the universe of securities in which the Portfolio invests.